UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number: ____
    This Amendment (Check only one.): [    ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAMBA Capital Management International Limited
Address:   65 Curzon Street
           London, W1 Y 7PE, United Kingdom

Form 13F File Number:     28-3197

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Abdullah Al-Khalifa
Title:     Corporate Secretary
Phone:     44.171.355.4411 ext. 207

Signature, Place, and Date of Signing:

/s/ Abdullah Al-Khalifa      London, W1 Y 7PE, United Kingdom  February 14, 2001
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Report Type (Check only one.):

[ ] 13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings  of  this
    reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.